Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 20, 2024, the Registrant filed a registration statement on Form S-1 (Registration No. 333-280340), which was subsequently declared effective by the United States Securities and Exchange Commission on November 12, 2024 (the “Registration Statement”). On December 19, 2024 we filed post-effective amendment no. 1 on Form S-1 to the Registration Statement pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the unaudited condensed consolidated financial statements and the notes thereto for the nine months ended September 30, 2024 and 2023, and certain other information in such Registration Statement. On January 3, we filed post-effective amendments nos. 2 and 3 to Form S-1 to the Registration Statement solely for the purpose of updating Exhibits 5.1, 23.1, and 23.2 to the Registration Statement on Form S-1. This post-effective amendment no. 4 to Form S-1 is being filed solely for the purpose of updating Exhibits 5.1, 23.1, and 23.2, and updating information required by Item 402 of Regulation S-K for the year ended December 31, 2024 under the section entitled “Executive and Director Compensation”. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of such Registration Statement.
Entity Registrant Name	Aureus Greenway Holdings Inc.
Entity Central Index Key	0002009312
Entity Tax Identification Number	99-0418678
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2995 Remington Boulevard
Entity Address, City or Town	Kissimmee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34744
City Area Code	(407)
Local Phone Number	344 4004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 S. Carson Street
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
Contact Personnel Name	Vcorp Services, LLC